united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31/24

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

BTS Enhanced Equity Income Fund

Class A Shares (EEQAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of October 4, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$36	1.55%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

How did the fund perform last year?

The BTS Enhanced Equity Income Fund began operations in 2024, with Class I shares launching on June 28, 2024, and Class A shares on October 4, 2024. From June 28, 2024 to December 31, 2024 Class I returned 1.48% compared to the S&P 500’s 8.44%. From October 4, 2024 to December 31, 2024, Class A returned -6.02%, while the S&P 500 returned 2.58%. In Q3 2024, value stocks and value equity income stocks outperformed as market participants rotated away from growth stocks, driven by expectations of lower rates in 2025 and strong economic momentum. The Fund’s three principal strategies—BTS Dividend Aristocrats (40%), BTS Equity Fortress (30%), and BTS Highest Yielding Equity (20%)—had significant value exposure. As a result, Class I returned 7.92%, outperforming the S&P 500’s 5.89%. During an -8.45% drawdown in the S&P 500 from 6/16 to 8/5, the Fund experienced roughly half the decline, benefiting from its diversification away from concentrated growth stocks. Market volatility in Q3 was triggered by a rise in the unemployment rate, which activated the “Sahm Rule” (a recession signal), and the unwinding of popular currency carry trades. The Magnificent 7 tech stocks, which dominate the S&P 500 and have growth characteristics, underperformed, while the Fund’s value-focused strategy provided relative resilience. However, Q4 performance was impacted by two major headwinds. First, expectations of a Trump presidency pushed speculative assets, like cryptocurrency and AI-related stocks, higher, reducing demand for value stocks. Second, the Fed’s December FOMC meeting signaled a higher-for-longer rate policy into 2025, making high-dividend stocks less attractive relative to cash yields expected to exceed 4%. As a result, Class I shares returned -5.97% in Q4, while the S&P 500 returned 2.39%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Enhanced Equity Income Fund
S&P 500® Index
$15,000
$10,000
$5,000
$0
$10,258
$9,045
Oct-2024
Dec-2024

	BTS Enhanced Equity Income Fund	S&P 500® Index
Oct-2024	$9,625	$10,000
Dec-2024	$9,045	$10,258

Average Annual Total Returns

Since Inception (October 4, 2024)
BTS Enhanced Equity Income Fund
Without Load	-6.02%
With Load	-9.55%
S&P 500® Index	2.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,934,087
  Number of Portfolio Holdings53
  Advisory Fee $0
  Portfolio Turnover113%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.4%
Exchange-Traded Funds	8.0%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
15.7%
Communications
13.7%
Technology
12.8%
Real Estate
8.1%
Health Care
8.1%
Equity
8.0%
Materials
6.3%
Financials
6.3%
Utilities
5.4%
Industrials
4.5%
Consumer Discretionary
4.5%
Energy
4.5%
Money Market Funds
1.5%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	1.5%
Energy	4.5%
Consumer Discretionary	4.5%
Industrials	4.5%
Utilities	5.4%
Financials	6.3%
Materials	6.3%
Equity	8.0%
Health Care	8.1%
Real Estate	8.1%
Technology	12.8%
Communications	13.7%
Consumer Staples	15.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hormel Foods Corporation	6.5%
J M Smucker Company (The)	5.6%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Nucor Corporation	3.1%
Cisco Systems, Inc.	2.8%
Skyworks Solutions, Inc.	2.8%
Comcast Corporation, Class A	2.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Enhanced Equity Income Fund - Class A Shares (EEQAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/enhanced-equity-income.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-EEQAX

BTS Enhanced Equity Income Fund

Class I Shares (EEQIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of June 28, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$67	1.30%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

How did the fund perform last year?

The BTS Enhanced Equity Income Fund began operations in 2024, with Class I shares launching on June 28, 2024, and Class A shares on October 4, 2024. From June 28, 2024 to December 31, 2024 Class I returned 1.48% compared to the S&P 500’s 8.44%. From October 4, 2024 to December 31, 2024, Class A returned -6.02%, while the S&P 500 returned 2.58%. In Q3 2024, value stocks and value equity income stocks outperformed as market participants rotated away from growth stocks, driven by expectations of lower rates in 2025 and strong economic momentum. The Fund’s three principal strategies—BTS Dividend Aristocrats (40%), BTS Equity Fortress (30%), and BTS Highest Yielding Equity (20%)—had significant value exposure. As a result, Class I returned 7.92%, outperforming the S&P 500’s 5.89%. During an -8.45% drawdown in the S&P 500 from 6/16 to 8/5, the Fund experienced roughly half the decline, benefiting from its diversification away from concentrated growth stocks. Market volatility in Q3 was triggered by a rise in the unemployment rate, which activated the “Sahm Rule” (a recession signal), and the unwinding of popular currency carry trades. The Magnificent 7 tech stocks, which dominate the S&P 500 and have growth characteristics, underperformed, while the Fund’s value-focused strategy provided relative resilience. However, Q4 performance was impacted by two major headwinds. First, expectations of a Trump presidency pushed speculative assets, like cryptocurrency and AI-related stocks, higher, reducing demand for value stocks. Second, the Fed’s December FOMC meeting signaled a higher-for-longer rate policy into 2025, making high-dividend stocks less attractive relative to cash yields expected to exceed 4%. As a result, Class I shares returned -5.97% in Q4, while the S&P 500 returned 2.39%.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

BTS Enhanced Equity Income Fund
S&P 500® Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$108,438
$101,483
06/28/24
12/31/24

	BTS Enhanced Equity Income Fund	S&P 500® Index
06/28/24	$100,000	$100,000
12/31/24	$101,483	$108,438

Average Annual Total Returns

Since Inception (June 28, 2024)
BTS Enhanced Equity Income Fund	1.48%
S&P 500® Index	8.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,934,087
  Number of Portfolio Holdings53
  Advisory Fee $0
  Portfolio Turnover113%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.4%
Exchange-Traded Funds	8.0%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market Funds	1.5%
Energy	4.5%
Consumer Discretionary	4.5%
Industrials	4.5%
Utilities	5.4%
Financials	6.3%
Materials	6.3%
Equity	8.0%
Health Care	8.1%
Real Estate	8.1%
Technology	12.8%
Communications	13.7%
Consumer Staples	15.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hormel Foods Corporation	6.5%
J M Smucker Company (The)	5.6%
Alphabet, Inc., Class A	4.2%
Meta Platforms, Inc., Class A	4.2%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Nucor Corporation	3.1%
Cisco Systems, Inc.	2.8%
Skyworks Solutions, Inc.	2.8%
Comcast Corporation, Class A	2.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Enhanced Equity Income Fund - Class I Shares (EEQIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/enhanced-equity-income.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-EEQIX

BTS Managed Income Fund

Class A Shares (BTSAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$180	1.75%

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,696
$10,335
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$9,497	$10,000
Dec-2019	$9,882	$10,872
Dec-2020	$10,725	$11,688
Dec-2021	$10,588	$11,508
Dec-2022	$9,269	$10,010
Dec-2023	$9,767	$10,564
Dec-2024	$10,335	$10,696

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund
Without Load	5.82%	0.90%	1.42%
With Load	1.81%	-0.14%	0.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,603,397
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover216%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
73.5%
Equity
19.8%
Mixed Allocation
4.0%
Money Market Funds
1.5%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Mixed Allocation	4.0%
Equity	19.8%
Fixed Income	73.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Managed Income Fund - Class A Shares (BTSAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/managed-income-fund.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTSAX

BTS Managed Income Fund

Class C Shares (BTSCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$256	2.50%

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,696
$10,548
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Dec-2019	$10,406	$10,872
Dec-2020	$11,294	$11,688
Dec-2021	$11,068	$11,508
Dec-2022	$9,613	$10,010
Dec-2023	$10,049	$10,564
Dec-2024	$10,548	$10,696

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	4.96%	0.27%	0.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,603,397
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover216%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Mixed Allocation	4.0%
Equity	19.8%
Fixed Income	73.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Managed Income Fund - Class C Shares (BTSCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/managed-income-fund.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTSCX

BTS Managed Income Fund

Class I Shares (BTSIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$156	1.51%

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$109,830
$106,959
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
12/31/18	$100,000	$100,000
12/31/19	$104,062	$108,717
12/31/20	$113,047	$116,878
12/31/21	$111,758	$115,076
12/31/22	$97,987	$100,104
12/31/23	$103,521	$105,639
12/31/24	$109,830	$106,959

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	6.09%	1.08%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,603,397
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover216%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Mixed Allocation	4.0%
Equity	19.8%
Fixed Income	73.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Managed Income Fund - Class I Shares (BTSIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/managed-income-fund.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTSIX

BTS Managed Income Fund

Class R Shares (BTSRX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$206	2.00%

How did the fund perform last year?

In 2024, the BTS Managed Income Fund (Class I) returned 6.09%, while Class A, Class C, and Class R returned 5.82%, 4.96%, and 5.56%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.11% peak-to-trough drawdown for Class I shares. However, the Fund’s Risk Management Strategy (30-40% allocation) remained in high-yield bonds, which exhibited lower interest rate sensitivity. The Income Strategy (60-70%) was allocated across equity income and bond asset classes with lower interest rate exposure, such as floating rate corporate debt, CLOs, senior loans, and variable rate preferred debt. About 10-15% exposure to Treasury, municipal, and international bonds contributed more to the drawdown. Despite this, the Fund outperformed the aggregate bond index and recovered by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 5.83%. Both the Risk Management and Diversified Income Core strategies contributed to strong performance. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% rate reduction from September to November, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. The Fund’s tactical positioning in high-yield bonds, along with reduced exposure to interest rate-sensitive bonds, helped mitigate drawdowns (1-2% peak-to-trough vs. 3-4% in the broader market). BTS adjusted allocations in Q4 to favor equity income assets and lower interest rate-sensitive bonds, limiting downside risks.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,768
$10,696
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Dec-2019	$10,406	$10,872
Dec-2020	$11,297	$11,688
Dec-2021	$11,132	$11,508
Dec-2022	$9,716	$10,010
Dec-2023	$10,201	$10,564
Dec-2024	$10,768	$10,696

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	5.56%	0.69%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$7,603,397
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$0
  Portfolio Turnover216%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	1.5%
Mixed Allocation	4.0%
Equity	19.8%
Fixed Income	73.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.9%
iShares Floating Rate Bond ETF	11.9%
SPDR Portfolio High Yield Bond ETF	7.9%
Vanguard Dividend Appreciation ETF	7.9%
SPDR Bloomberg High Yield Bond ETF	6.0%
iShares Treasury Floating Rate Bond ETF	6.0%
iShares 1-3 Year Treasury Bond ETF	6.0%
SPDR Bloomberg International Corporate Bond ETF	5.9%
Invesco CEF Income Composite ETF	4.0%
Janus Henderson B-BBB CLO ETF	4.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Managed Income Fund - Class R Shares (BTSRX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/managed-income-fund.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTSRX

BTS Tactical Fixed Income Fund

Class A Shares (BTFAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$199	1.94%

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,432
$9,850
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$9,500	$10,000
Dec-2015	$9,280	$10,055
Dec-2016	$10,560	$10,321
Dec-2017	$10,862	$10,687
Dec-2018	$10,154	$10,688
Dec-2019	$10,590	$11,620
Dec-2020	$10,741	$12,492
Dec-2021	$10,508	$12,299
Dec-2022	$9,163	$10,699
Dec-2023	$9,355	$11,291
Dec-2024	$9,850	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund
Without Load	5.29%	-1.44%	0.36%
With Load	1.34%	-2.44%	-0.15%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$58,549,885
  Number of Portfolio Holdings5
  Advisory Fee $661,877
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
100.0%
Collateral for Securities Loaned
20.1%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-20.4%

Value	Value
Liabilities in Excess of Other Assets	-20.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	20.1%
Fixed Income	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Tactical Fixed Income Fund - Class A Shares (BTFAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/tactical-fixed-income.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTFAX

BTS Tactical Fixed Income Fund

Class C Shares (BTFCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.69%

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,432
$9,625
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,698	$10,055
Dec-2016	$10,954	$10,321
Dec-2017	$11,176	$10,687
Dec-2018	$10,377	$10,688
Dec-2019	$10,744	$11,620
Dec-2020	$10,815	$12,492
Dec-2021	$10,496	$12,299
Dec-2022	$9,086	$10,699
Dec-2023	$9,207	$11,291
Dec-2024	$9,625	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	4.54%	-2.18%	-0.38%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$58,549,885
  Number of Portfolio Holdings5
  Advisory Fee $661,877
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	20.1%
Fixed Income	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Tactical Fixed Income Fund - Class C Shares (BTFCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/tactical-fixed-income.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTFCX

BTS Tactical Fixed Income Fund

Class I Shares (BTFIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$174	1.69%

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$113,408
$104,218
05/27/15
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
05/27/15	$100,000	$100,000
12/31/15	$95,916	$99,750
12/31/16	$109,403	$102,391
12/31/17	$112,864	$106,017
12/31/18	$105,765	$106,029
12/31/19	$110,618	$115,272
12/31/20	$112,487	$123,925
12/31/21	$110,201	$122,014
12/31/22	$96,409	$106,140
12/31/23	$98,703	$112,008
12/31/24	$104,218	$113,408

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 27, 2015)
BTS Tactical Fixed Income Fund	5.59%	-1.18%	0.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$58,549,885
  Number of Portfolio Holdings5
  Advisory Fee $661,877
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	20.1%
Fixed Income	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Tactical Fixed Income Fund - Class I Shares (BTFIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/tactical-fixed-income.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTFIX

BTS Tactical Fixed Income Fund

Class R Shares (BTFRX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$225	2.19%

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income Fund (Class I) returned 5.59%, while Class A, Class C, and Class R returned 5.29%, 4.54%, and 5.02%, respectively. In contrast, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain. In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering a 2.33% peak-to-trough drawdown for Class I shares. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, allowed the Fund to recover by early May. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which the Class I share gained 6.63%. Our positioning in high-yield bonds capitalized on strong market sentiment. In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,359
$9,963
May-2015
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2015	$10,000	$10,000
Dec-2015	$9,591	$9,991
Dec-2016	$10,890	$10,256
Dec-2017	$11,168	$10,619
Dec-2018	$10,412	$10,620
Dec-2019	$10,834	$11,546
Dec-2020	$10,966	$12,412
Dec-2021	$10,686	$12,221
Dec-2022	$9,305	$10,631
Dec-2023	$9,487	$11,219
Dec-2024	$9,963	$11,359

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 5, 2015)
BTS Tactical Fixed Income Fund	5.02%	-1.66%	-0.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$58,549,885
  Number of Portfolio Holdings5
  Advisory Fee $661,877
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.0%
Money Market Funds	17.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.4%
Money Market Funds	0.3%
Collateral for Securities Loaned	20.1%
Fixed Income	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	69.4%
SPDR Bloomberg High Yield Bond ETF	20.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20.1%
iShares Broad USD High Yield Corporate Bond ETF	10.2%
Fidelity Investments Money Market Government Portfolio, Class I	0.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

BTS Tactical Fixed Income Fund - Class R Shares (BTFRX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/tactical-fixed-income.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-BTFRX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $49,800

2023 - $32,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $11,700

2023 – $7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BTS Managed Income Fund

Class A (BTSAX), Class C (BTSCX), Class I (BTSIX), Class R (BSTRX)

BTS Tactical Fixed Income Fund

Class A (BTFAX), Class C (BTFCX), Class I (BTFIX), Class R (BTFRX)

BTS Enhanced Equity Income Fund

Class A (EEQAX), Class I (EEQIX)

Annual Financial Statements and Additional Information

December 31, 2024

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.3%
	EQUITY - 19.8%
6,271	Alerian MLP ETF	$302,011
5,342	ALPS Sector Dividend Dogs ETF	301,886
3,026	ProShares S&P 500 Dividend Aristocrats ETF	301,238
3,073	Vanguard Dividend Appreciation ETF	601,786
		1,506,921
	FIXED INCOME - 73.5%
5,529	iShares 1-3 Year Treasury Bond ETF	453,267
6,226	iShares Broad USD High Yield Corporate Bond ETF	229,055
17,820	iShares Floating Rate Bond ETF	906,681
8,983	iShares Treasury Floating Rate Bond ETF	453,372
6,146	Janus Henderson B-BBB CLO ETF	302,137
4,781	SPDR Bloomberg High Yield Bond ETF	456,442
15,891	SPDR Bloomberg International Corporate Bond ETF	450,669
11,951	SPDR Bloomberg Short Term High Yield Bond ETF	301,763
25,721	SPDR Portfolio High Yield Bond ETF	603,672
39,732	Xtrackers USD High Yield Corporate Bond ETF	1,433,530
		5,590,588
	MIXED ALLOCATION - 4.0%
15,775	Invesco CEF Income Composite ETF	302,249

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,336,742)	7,399,758

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
111,920	Fidelity Investments Money Market Government Portfolio, Class I, 4.38% (Cost $111,920) (a)	111,920

	TOTAL INVESTMENTS - 98.8% (Cost $7,448,662)	$7,511,678
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	91,719
	NET ASSETS - 100.0%	$7,603,397

CEF - Closed-End Fund

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

MLP - Master Limited Partnership

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
162,298	iShares Broad USD High Yield Corporate Bond ETF	$5,970,943
125,068	SPDR Bloomberg High Yield Bond ETF(a)	11,940,242
1,125,684	Xtrackers USD High Yield Corporate Bond ETF	40,614,679
	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,957,805)	58,525,864

	SHORT-TERM INVESTMENTS — 20.4%
	COLLATERAL FOR SECURITIES LOANED - 20.1%
11,770,000	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43% (Cost $11,770,000) (b)(c)	11,770,000

	MONEY MARKET FUND - 0.3%
198,426	Fidelity Investments Money Market Government Portfolio, Class I, 4.38% (Cost $198,426) (c)	198,426

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,968,426)	11,968,426

	TOTAL INVESTMENTS - 120.4% (Cost $67,926,231)	$70,494,290
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.4)%	(11,944,405)
	NET ASSETS - 100.0%	$58,549,885

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $11,532,776.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $11,770,000 at December 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 89.9%
	ADVERTISING & MARKETING - 0.9%
825	Omnicom Group, Inc.	$70,983

	AEROSPACE & DEFENSE - 1.8%
295	Lockheed Martin Corporation	143,352

	AUTOMOTIVE - 0.9%
7,196	Ford Motor Company	71,240

	BEVERAGES - 1.3%
85	Coca-Cola Consolidated, Inc.	107,099

	BIOTECH & PHARMA - 3.6%
773	Gilead Sciences, Inc.	71,402
150	Regeneron Pharmaceuticals, Inc.(a)	106,850
299	United Therapeutics Corporation(a)	105,499
		283,751
	CABLE & SATELLITE - 2.7%
5,723	Comcast Corporation, Class A	214,784

	CHEMICALS - 1.8%
1,195	PPG Industries, Inc.	142,743

	ELECTRIC UTILITIES - 5.4%
896	Edison International	71,537
2,322	Evergy, Inc.	142,919
761	WEC Energy Group, Inc.	71,564
2,112	Xcel Energy, Inc.	142,602
		428,622
	FOOD - 13.5%
636	Hershey Company (The)	107,707
16,525	Hormel Foods Corporation	518,389
4,044	J M Smucker Company (The)	445,325
		1,071,421

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,604	CVS Health Corporation	$72,004
386	Elevance Health, Inc.	142,395
		214,399
	HOTEL REITS - 0.9%
4,079	Host Hotels & Resorts, Inc.	71,464

	INFRASTRUCTURE REIT - 1.4%
1,183	Crown Castle, Inc.	107,369

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
1,286	SEI Investments Company	106,069

	INSURANCE - 5.0%
516	Chubb Ltd.	142,571
259	Erie Indemnity Company, Class A	106,768
1,305	Hartford Financial Services Group, Inc. (The)	142,767
		392,106
	INTERNET MEDIA & SERVICES - 8.3%
1,749	Alphabet, Inc., Class A	331,086
564	Meta Platforms, Inc., Class A	330,228
		661,314
	LEISURE FACILITIES & SERVICES - 1.3%
254	Domino’s Pizza, Inc.	106,619

	MACHINERY - 2.7%
629	Snap-on, Inc.	213,533

	MEDICAL EQUIPMENT & DEVICES - 1.8%
621	ResMed, Inc.	142,016

	MULTI ASSET CLASS REIT - 1.4%
1,980	WP Carey, Inc.	107,870

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	OIL & GAS PRODUCERS - 3.2%
652	Diamondback Energy, Inc.	$106,818
2,591	Kinder Morgan, Inc.	70,993
4,934	Permian Resources Corporation	70,951
		248,762
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
3,916	Halliburton Company	106,476

	RESIDENTIAL REIT - 3.6%
2,151	Equity LifeStyle Properties, Inc.	143,257
931	Mid-America Apartment Communities, Inc.	143,905
		287,162
	RETAIL - DISCRETIONARY - 2.2%
830	Best Buy Company, Inc.	71,214
90	O’Reilly Automotive, Inc.(a)	106,722
		177,936
	RETAIL REIT - 0.9%
414	Simon Property Group, Inc.	71,295

	SEMICONDUCTORS - 4.1%
789	NVIDIA Corporation	105,955
2,505	Skyworks Solutions, Inc.	222,143
		328,098
	SOFTWARE - 1.8%
337	Microsoft Corporation	142,046

	STEEL - 4.5%
2,135	Nucor Corporation	249,176
396	Reliance, Inc.	106,627
		355,803
	TECHNOLOGY HARDWARE - 4.2%
962	Arista Networks Inc(a)	106,330
3,757	Cisco Systems, Inc.	222,414
		328,744

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	TECHNOLOGY SERVICES - 2.7%
405	Accenture PLC, Class A	$142,474
507	Paychex, Inc.	71,092
		213,566
	TELECOMMUNICATIONS - 1.8%
3,582	Verizon Communications, Inc.	143,244

	WHOLESALE - CONSUMER STAPLES - 0.9%
1,417	Archer-Daniels-Midland Company	71,587

	TOTAL COMMON STOCKS (Cost $7,307,750)	7,131,473

	EXCHANGE-TRADED FUNDS — 8.0%
	EQUITY - 8.0%
5,509	JPMorgan Equity Premium Income ETF	316,933
5,603	JPMorgan Nasdaq Equity Premium Income ETF	315,897
	TOTAL EXCHANGE-TRADED FUNDS (Cost $631,784)	632,830

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
122,711	Fidelity Investments Money Market Government Portfolio, Class I, 4.38% (Cost $122,711)(b)	122,711

	TOTAL INVESTMENTS - 99.4% (Cost $8,062,245)	$7,887,014
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	47,073
	NET ASSETS - 100.0%	$7,934,087

ETF - Exchange-Traded Fund

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
ASSETS	Fund	Fund	Income Fund
Investment securities:
At cost	$7,448,662	$67,926,231	$8,062,245
At fair value (includes securities on loan with a market value of $0, $11,532,776, $0)	$7,511,678	$70,494,290	$7,887,014
Receivable for fund shares sold	—	947	—
Receivable for investments sold	3,360,548	—	3,531,901
Interest and dividends receivable	3,123	8,316	13,570
Receivable due from advisor	20,672	—	9,433
Prepaid expenses and other assets	71,493	22,993	13,529
TOTAL ASSETS	10,967,514	70,526,546	11,455,447

LIABILITIES
Payable for investments purchased	3,332,761	—	3,496,767
Securities lending collateral	—	11,770,000	—
Payable to related parties	11,093	25,058	11,050
Distribution (12b-1) fees payable	529	14,523	22
Investment advisory fees payable	—	50,436	—
Payable for fund shares redeemed	422	93,655	—
Accrued expenses and other liabilities	19,312	22,989	13,521
TOTAL LIABILITIES	3,364,117	11,976,661	3,521,360
NET ASSETS	$7,603,397	$58,549,885	$7,934,087

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$11,236,651	$167,625,653	$8,402,088
Accumulated deficits	(3,633,254)	(109,075,768)	(468,001)
NET ASSETS	$7,603,397	$58,549,885	$7,934,087

Net Asset Value Per Share:
Class A Shares:
Net Assets	$195,783	$13,434,487	$98,741
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	20,506	1,725,790	9,863
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.55	$7.78	$10.01
Maximum offering price per share (Maximum sales charge of 3.75%) (1)	$9.92	$8.08	$10.40

Class C Shares:
Net Assets	$595,496	$13,175,364
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	62,537	1,708,513
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.52	$7.71

Class I Shares:
Net Assets	$6,784,288	$31,288,086	$7,835,346
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	711,277	4,037,670	782,723
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.54	$7.75	$10.01

Class R Shares:
Net Assets	$27,830	$651,948
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,911	84,067
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.56	$7.76

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS
For the Year and Period Ended December 31, 2024

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
	Fund	Fund	Income Fund (1)
INVESTMENT INCOME
Dividends	$409,850	$3,985,190	$69,767
Interest	9,646	32,483	2,811
Securities lending income	—	29,992	—
TOTAL INVESTMENT INCOME	419,496	4,047,665	72,578

EXPENSES
Investment advisory fees	52,346	661,877	13,666
Distribution (12b-1) fees, Class A shares	545	39,340	61
Distribution (12b-1) fees, Class C shares	4,237	145,599	—
Distribution (12b-1) fees, Class R shares	184	3,827	—
Registration fees	54,053	65,030	2,521
Accounting services fees	45,486	45,205	15,562
Transfer agent fees	28,439	136,154	4,669
Administrative services fees	27,597	77,543	21,033
Audit and tax fees	24,332	24,540	19,855
Trustees fees and expenses	16,780	16,814	6,614
Legal fees	15,062	14,448	11,640
Printing and postage expenses	7,226	14,614	8,595
Compliance officer fees	7,140	19,063	3,069
Custodian fees	4,966	8,509	3,835
Third party administrative servicing fees	3,892	25,078	101
Insurance expense	3,098	3,979	1,005
Other expenses	6,208	5,367	4,636
TOTAL EXPENSES	301,591	1,306,987	116,862

Less: Fees waived/reimbursed by the Advisor	(175,420)	—	(86,903)

NET EXPENSES	126,171	1,306,987	29,959

NET INVESTMENT INCOME	293,325	2,740,678	42,619

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	278,280	453,301	(256,937)
Net change in unrealized appreciation (depreciation) of investments	(103,334)	121,891	(175,231)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	174,946	575,192	(432,168)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$468,271	$3,315,870	$(389,549)

(1)	The BTS Enhanced Equity Income Fund commenced operations on June 28, 2024.

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS
Net investment income	$293,325	$575,018
Net realized gain (loss) from investments	278,280	(1,146,069)
Net change in unrealized appreciation (depreciation) of investments	(103,334)	1,025,375
Net increase in net assets resulting from operations	468,271	454,324

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(8,454)	(5,866)
Class C	(16,958)	(3,579)
Class I	(302,909)	(441,036)
Class R	(1,138)	(2,507)
Net decrease in net assets from distributions to shareholders	(329,459)	(452,988)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	19,278
Class C	375,000	—
Class I	2,356,062	2,084,643
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	8,454	5,866
Class C	16,958	3,535
Class I	241,603	436,583
Class R	1,138	2,507
Payments for shares redeemed:
Class A	(36,615)	(93,124)
Class C	(24,822)	(21,042)
Class I	(2,966,622)	(13,115,572)
Class R	(94,897)	(20,000)
Net decrease in net assets from shares of beneficial interest	(123,741)	(10,697,326)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,071	(10,695,990)

NET ASSETS
Beginning of Year	7,588,326	18,284,316
End of Year	$7,603,397	$7,588,326

SHARE ACTIVITY
Class A:
Shares sold	—	2,091
Shares reinvested	886	642
Shares redeemed	(3,790)	(10,048)
Net decrease in shares of beneficial interest outstanding	(2,904)	(7,315)

Class C:
Shares sold	39,633	—
Shares reinvested	1,781	388
Shares redeemed	(2,610)	(2,296)
Net increase (decrease) in shares of beneficial interest outstanding	38,804	(1,908)

Class I:
Shares sold	250,784	226,766
Shares reinvested	25,367	47,902
Shares redeemed	(313,942)	(1,460,502)
Net decrease in shares of beneficial interest outstanding	(37,791)	(1,185,834)

Class R:
Shares reinvested	119	274
Shares redeemed	(10,173)	(2,166)
Net decrease in shares of beneficial interest outstanding	(10,054)	(1,892)

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS
Net investment income	$2,740,678	$2,996,795
Net realized gain (loss) from investments	453,301	(4,453,218)
Net change in unrealized appreciation of investments	121,891	2,845,139
Net increase in net assets resulting from operations	3,315,870	1,388,716

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(642,427)	(753,650)
Class C	(507,977)	(465,583)
Class I	(1,550,077)	(1,685,828)
Class R	(28,432)	(34,258)
Net decrease in net assets from distributions to shareholders	(2,728,913)	(2,939,319)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	226,412	671,016
Class C	829,098	155,893
Class I	6,369,318	4,568,438
Class R	7,247	6,775
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	559,209	634,910
Class C	440,060	403,194
Class I	1,269,538	1,527,781
Class R	24,514	30,358
Payments for shares redeemed:
Class A	(6,727,286)	(10,780,232)
Class C	(4,292,905)	(6,495,206)
Class I	(14,724,338)	(33,731,810)
Class R	(332,063)	(844,665)
Net decrease in net assets from shares of beneficial interest	(16,351,196)	(43,853,548)

TOTAL DECREASE IN NET ASSETS	(15,764,239)	(45,404,151)

NET ASSETS
Beginning of Year	74,314,124	119,718,275
End of Year	$58,549,885	$74,314,124

SHARE ACTIVITY
Class A:
Shares sold	28,810	85,882
Shares reinvested	71,743	82,375
Shares redeemed	(865,222)	(1,391,690)
Net decrease in shares of beneficial interest outstanding	(764,669)	(1,223,433)

Class C:
Shares sold	106,817	20,170
Shares reinvested	56,958	52,794
Shares redeemed	(555,433)	(844,332)
Net decrease in shares of beneficial interest outstanding	(391,658)	(771,368)

Class I:
Shares sold	826,025	587,022
Shares reinvested	163,670	199,037
Shares redeemed	(1,900,769)	(4,366,775)
Net decrease in shares of beneficial interest outstanding	(911,074)	(3,580,716)

Class R:
Shares sold	941	868
Shares reinvested	3,157	3,953
Shares redeemed	(42,826)	(108,993)
Net decrease in shares of beneficial interest outstanding	(38,728)	(104,172)

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2024 *
FROM OPERATIONS
Net investment income	$42,619
Net realized loss from investments	(256,937)
Net change in unrealized depreciation of investments	(175,231)
Net decrease in net assets resulting from operations	(389,549)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A **	(1,184)
Class I	(102,871)
Net decrease in net assets from distributions to shareholders	(104,055)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A **	104,812
Class I	8,228,568
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A **	1,184
Class I	101,696
Payments for shares redeemed:
Class I	(8,569)
Net increase in net assets from shares of beneficial interest	8,427,691

TOTAL INCREASE IN NET ASSETS	7,934,087

NET ASSETS
Beginning of Period	—
End of Period	$7,934,087

SHARE ACTIVITY
Class A: **
Shares sold	9,746
Shares reinvested	117
Net increase in shares of beneficial interest outstanding	9,863

Class I:
Shares sold	773,499
Shares reinvested	10,064
Shares redeemed	(840)
Net increase in shares of beneficial interest outstanding	782,723

*	The BTS Enhanced Equity Income Fund Class I shares commenced operations on June 28, 2024.

**	The BTS Enhanced Equity Income Fund Class A shares commenced operations on October 4, 2024.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$9.39		$9.12		$10.66	$10.92	$10.20
Activity from investment operations:
Net investment income (1)	0.33		0.30		0.18	0.12	0.96
Net realized and unrealized gain (loss) on investments	0.21		0.18	(5)	(1.51)	(0.26)	(0.09)
Total from investment operations	0.54		0.48		(1.33)	(0.14)	0.87
Less distributions from:
Net investment income	(0.38)		(0.21)		(0.21)	(0.12)	(0.14)
Return of capital	—		—		—	—	(0.01)
Total distributions	(0.38)		(0.21)		(0.21)	(0.12)	(0.15)
Net asset value, end of year	$9.55		$9.39		$9.12	$10.66	$10.92
Total return (2)	5.82%		5.37%		(12.45)%	(1.28)%	8.53%
Net assets, at end of year (000)’s	$196		$220		$280	$321	$34
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.93	% (7)	2.38	% (6)	2.07%	1.84%	2.60%
Ratio of net expenses to average net assets (3)	1.75	% (7)	1.77	% (6)	1.75%	1.75%	1.75%
Ratio of net investment income before waiver/reimbursement to average net assets (3,4)	1.25%		2.55%		1.60%	1.04%	7.17%
Ratio of net investment income to average net assets (3,4)	3.43%		3.24%		1.93%	1.13%	8.02%
Portfolio Turnover Rate	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.00% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$9.37		$9.12		$10.67	$10.93	$10.20
Activity from investment operations:
Net investment income (1)	0.28		0.24		0.11	0.04	0.62
Net realized and unrealized gain (loss) on investments	0.19		0.16	(5)	(1.51)	(0.26)	0.25
Total from investment operations	0.47		0.40		(1.40)	(0.22)	0.87
Less distributions from:
Net investment income	(0.32)		(0.15)		(0.15)	(0.04)	(0.13)
Return of capital	—		—		—	—	(0.01)
Total distributions	(0.32)		(0.15)		(0.15)	(0.04)	(0.14)
Net asset value, end of year	$9.52		$9.37		$9.12	$10.67	$10.93
Total return (2)	5.08	% (6)	4.43	% (6)	(13.15)%	(2.00)%	8.53%
Net assets, at end of year (000)’s	$595		$222		$234	$320	$196
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.68	% (8)	3.13	% (7)	2.82%	2.59%	3.35%
Ratio of net expenses to average net assets (3)	2.50	% (8)	2.52	% (7)	2.50%	2.50%	2.50%
Ratio of net investment income before waiver/reimbursement to average net assets (3,4)	0.68%		1.83%		0.78%	0.25%	4.69%
Ratio of net investment income to average net assets (3,4)	2.90%		2.56%		1.10%	0.34%	5.54%
Portfolio Turnover Rate	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes 0.00% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$9.38		$9.11		$10.66	$10.93	$10.20
Activity from investment operations:
Net investment income (1)	0.35		0.33		0.21	0.15	0.22
Net realized and unrealized gain (loss) on investments	0.22		0.18	(5)	(1.52)	(0.27)	0.66
Total from investment operations	0.57		0.51		(1.31)	(0.12)	0.88
Less distributions from:
Net investment income	(0.41)		(0.24)		(0.24)	(0.15)	(0.14)
Return of capital	—		—		—	—	(0.01)
Total distributions	(0.41)		(0.24)		(0.24)	(0.15)	(0.15)
Net asset value, end of year	$9.54		$9.38		$9.11	$10.66	$10.93
Total return (2)	6.09%		5.65%		(12.32)%	(1.14)%	8.63%
Net assets, at end of year (000)’s	$6,784		$7,024		$17,634	$24,261	$19,969
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.68	% (7)	2.13	% (6)	1.82%	1.59%	2.35%
Ratio of net expenses to average net assets (3)	1.51	% (7)	1.52	% (6)	1.50%	1.50%	1.50%
Ratio of net investment income before waiver/reimbursement to average net assets (3,4)	1.52%		2.96%		1.84%	1.24%	1.16%
Ratio of net investment income to average net assets (3,4)	3.70%		3.56%		2.16%	1.33%	2.01%
Portfolio Turnover Rate	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class R
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$9.40		$9.14		$10.68	$10.93	$10.20
Activity from investment operations:
Net investment income (1)	0.24		0.28		0.12	0.09	0.41
Net realized and unrealized gain (loss) on investments	0.28		0.17	(5)	(1.48)	(0.25)	0.46
Total from investment operations	0.52		0.45		(1.36)	(0.16)	0.87
Less distributions from:
Net investment income	(0.36)		(0.19)		(0.18)	(0.09)	(0.13)
Return of capital	—		—		—	—	(0.01)
Total distributions	(0.36)		(0.19)		(0.18)	(0.09)	(0.14)
Net asset value, end of year	$9.56		$9.40		$9.14	$10.68	$10.93
Total return (2)	5.56%		4.99%		(12.72)%	(1.45)%	8.56%
Net assets, at end of year (000)’s	$28		$122		$136	$541	$343
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.18	% (7)	2.63	% (6)	2.32%	2.09%	2.85%
Ratio of net expenses to average net assets (3)	2.00	% (7)	2.02	% (6)	2.00%	2.00%	2.00%
Ratio of net investment income before waiver/reimbursement to average net assets (3,4)	0.33%		2.29%		0.92%	0.75%	2.89%
Ratio of net investment income to average net assets (3,4)	2.49%		3.01%		1.19%	0.84%	3.74%
Portfolio Turnover Rate	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.00% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$7.72	$7.83	$9.17	$9.53	$9.46
Activity from investment operations:
Net investment income (1)	0.32	0.24	0.15	0.14	0.07
Net realized and unrealized gain (loss) on investments	0.08	(0.08)	(1.32)	(0.34)	0.07
Total from investment operations	0.40	0.16	(1.17)	(0.20)	0.14
Less distributions from:
Net investment income	(0.34)	(0.27)	(0.17)	(0.16)	(0.07)
Total distributions	(0.34)	(0.27)	(0.17)	(0.16)	(0.07)
Net asset value, end of year	$7.78	$7.72	$7.83	$9.17	$9.53
Total return (2)	5.29%	2.10%	(12.80)%	(2.18)%	1.43%
Net assets, at end of year (000’s)	$13,434	$19,236	$29,097	$46,556	$81,714
Ratio of expenses to average net assets (3)	1.94%	1.73%	1.65%	1.54%	1.47%
Ratio of net investment income to average net assets (3,4)	4.13%	3.10%	1.78%	1.46%	0.75%
Portfolio Turnover Rate	32%	463%	899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$7.65	$7.76	$9.10	$9.47	$9.42
Activity from investment operations:
Net investment income (1)	0.27	0.18	0.09	0.07	0.00 (5)
Net realized and unrealized gain (loss) on investments	0.08	(0.08)	(1.31)	(0.35)	0.06
Total from investment operations	0.35	0.10	(1.22)	(0.28)	0.06
Less distributions from:
Net investment income	(0.29)	(0.21)	(0.12)	(0.09)	(0.01)
Total distributions	(0.29)	(0.21)	(0.12)	(0.09)	(0.01)
Net asset value, end of year	$7.71	$7.65	$7.76	$9.10	$9.47
Total return (2)	4.54%	1.33%	(13.43)%	(2.96)%	0.67%
Net assets, at end of year (000’s)	$13,175	$16,074	$22,295	$38,380	$63,806
Ratio of expenses to average net assets (3)	2.69%	2.48%	2.40%	2.29%	2.22%
Ratio of net investment income to average net assets (3,4)	3.44%	2.40%	0.99%	0.79%	0.00%
Portfolio Turnover Rate	32%	463%	899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Represents less than $0.005 per share.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$7.69	$7.80	$9.13	$9.50	$9.43
Activity from investment operations:
Net investment income (1)	0.34	0.26	0.16	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.08	(0.08)	(1.30)	(0.36)	0.06
Total from investment operations	0.42	0.18	(1.14)	(0.19)	0.16
Less distributions from:
Net investment income	(0.36)	(0.29)	(0.19)	(0.18)	(0.09)
Total distributions	(0.36)	(0.29)	(0.19)	(0.18)	(0.09)
Net asset value, end of year	$7.75	$7.69	$7.80	$9.13	$9.50
Total return (2)	5.59%	2.38%	(12.51)%	(2.03)%	1.69%
Net assets, at end of year (000’s)	$31,288	$38,059	$66,555	$153,501	$321,023
Ratio of expenses to average net assets (3)	1.69%	1.48%	1.40%	1.29%	1.22%
Ratio of net investment income to average net assets (3,4)	4.42%	3.28%	1.85%	1.77%	1.09%
Portfolio Turnover Rate	32%	463%	899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class R
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of year	$7.69		$7.80		$9.13	$9.50	$9.44
Activity from investment operations:
Net investment income (1)	0.31		0.21		0.12	0.12	0.05
Net realized and unrealized gain (loss) on investments	0.08		(0.07)		(1.30)	(0.36)	0.06
Total from investment operations	0.39		0.14		(1.18)	(0.24)	0.11
Less distributions from:
Net investment income	(0.32)		(0.25)		(0.15)	(0.13)	(0.05)
Total distributions	(0.32)		(0.25)		(0.15)	(0.13)	(0.05)
Net asset value, end of year	$7.76		$7.69		$7.80	$9.13	$9.50
Total return (2)	5.16	% (5)	1.83	% (5)	(12.93)%	(2.55)%	1.22%
Net assets, at end of year (000’s)	$652		$945		$1,771	$3,302	$5,674
Ratio of expenses to average net assets (3)	2.19%		1.98%		1.90%	1.79%	1.72%
Ratio of net investment income to average net assets (3,4)	3.89%		2.78%		1.49%	1.25%	0.55%
Portfolio Turnover Rate	32%		463%		899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Period Ended December 31, 2024	Class A (1)	Class I (2)
Net asset value, beginning of period	$10.78	$10.00
Activity from investment operations:
Net investment income (3)	0.04	0.10
Net realized and unrealized gain (loss) on investments	(0.68)	0.05 (9)
Total from investment operations	(0.64)	0.15
Less distributions from:
Net investment income	(0.08)	(0.09)
Net realized gains	(0.05)	(0.05)
Total distributions	(0.13)	(0.14)
Net asset value, end of period	$10.01	$10.01
Total return (4,7)	(6.02)%	1.48%
Net assets, at end of period (000’s)	$99	$7,835
Ratio of gross expenses before waiver/reimbursement to average net assets (5,8)	3.30%	5.12%
Ratio of net expenses to average net assets (5,8)	1.55%	1.30%
Ratio of net investment loss before waiver/reimbursement to average net assets (5,6,8)	(0.31)%	(1.95)%
Ratio of net investment income to average net assets (5,6,8)	1.44%	1.86%
Portfolio Turnover Rate (7)	113%	113%

(1)	The BTS Enhanced Equity Income Fund Class I shares commenced operations on June 28, 2024.

(2)	The BTS Enhanced Equity Income Fund Class A shares commenced operations on October 4, 2024.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(7)	Not annualized for periods less than one year.

(8)	Annualized for periods less than one year.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

BTS Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	ORGANIZATION

BTS Managed Income Fund (“Managed Income Fund”), BTS Tactical Fixed Income Fund (“Fixed Income Fund”), and BTS Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), “(“each a “Fund” and together, the “Funds”)”, are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Managed Income Fund commenced operations on January 25, 2019, the Fixed Income Fund commenced operations on May 31, 2013 and the Enhanced Equity Income Fund commenced operations on June 28, 2024. The Managed Income Fund and the Fixed Income Fund investment objectives seek to provide total return. The Enhanced Equity Income Fund investment objective seeks growth and income.

Managed Income Fund and Fixed Income Fund currently offers four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. The Enhanced Equity Income Fund currently offers two classes of shares: Class A shares and Class I shares. The Enhanced Equity Income Fund also has Class C shares and Class R shares which were not offered during the period. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. For the Fixed Income Fund the Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Enhanced Equity Income Fund Class A commenced operation on October 4, 2024 and Class I commenced operations on June 28, 2024. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 3.75% for each Fund. Class C shares, Class I shares and Class R shares are offered at net asset value. Each class of shares of the Funds has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Managed Income Fund and Fixed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations)

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables, summarizes the inputs used as of December 31, 2024 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,399,758	$—	$—	$7,399,758
Money Market Fund	111,920	—	—	111,920
Total Investments	$7,511,678	$—	$—	$7,511,678

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$58,525,864	$—	$—	$58,525,864
Collateral for Securities Loaned	11,770,000	—	—	11,770,000
Money Market Fund	198,426	—	—	198,426
Total Investments	$70,494,290	$—	$—	$70,494,290

Enhanced Equity Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,131,473	$—	$—	$7,131,473
Exchange-Traded Funds	632,830	—	—	632,830
Money Market Fund	122,711	—	—	122,711
Total Investments	$7,887,014	$—	$—	$7,887,014

The Funds did not hold any Level 2 or Level 3 securities during the year and period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023 or expected to be taken in the Funds’ December 31, 2024 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

3.	INVESTMENT TRANSACTIONS

For the year and period ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Managed Income Fund	$16,811,984	$17,053,642
Fixed Income Fund	21,086,635	37,462,282
Enhanced Equity Income Fund	13,273,688	5,076,436

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Fixed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Enhance Equity Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Enhanced Equity Income Fund’s average daily net assets. For the year and period ended December 31, 2024, the Funds incurred fees as follows:

Advisory Fees
Managed Income Fund	$52,346
Fixed Income Fund	661,877
Enhanced Equity Income Fund	13,666

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2025 for Managed Income Fund and Fixed Income Fund, and at least until April 30, 2026 for Enhanced Equity Income Fund to waive all or part of its advisory fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))), so that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares respectively, and that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Enhanced Equity Income Fund do not exceed 1.55%, 2.30%, 1.30% and 1.80% of the average daily net assets of the Enhanced Equity Income Fund’s Class A, Class C, Class I and Class R shares respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the year and period ended December 31, 2024, the Advisor waived fees and reimbursed expenses pursuant to the Waiver Agreement as follows:

Advisory Fees Waived
Managed Income Fund	$175,420
Fixed Income Fund	—
Enhanced Equity Income Fund	86,903

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

As of December 31, 2024, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

	December 31, 2025	December 31, 2026	December 31, 2027	Total
Managed Income Fund	$73,687	$99,003	$175,420	$348,110
Fixed Income Fund	—	—	—	—
Enhanced Equity Income Fund	—	—	86,903	86,903

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the year and period ended December 31, 2024, the Funds incurred distribution fees as follows:

	Class A	Class C	Class R
Managed Income Fund	$545	$4,237	$184
Fixed Income Fund	39,340	145,599	3,827
Enhanced Equity Income Fund	61	—	—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year and period ended December 31, 2024, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Managed Income Fund	$—	$—
Fixed Income Fund	73	10
Enhanced Equity Income Fund	188	25

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$7,448,749	$90,263	$(27,334)	$62,929
Fixed Income Fund	67,926,231	2,643,933	(75,874)	2,568,059
Enhanced Equity Income Fund	8,068,708	101,939	(283,633)	(181,694)

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year and period ended December 31, 2024, and December 31, 2023, was as follows:

For fiscal year and period ended	Ordinary	Long-Term	Return of
12/31/2024	Income	Capital Gains	Capital	Total
Managed Income Fund	$329,459	$—	$—	$329,459
Tactical Fixed Income Fund	2,728,913	—	—	2,728,913
Enhanced Equity Income Fund	103,898	157	—	104,055

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2023	Income	Capital Gains	Capital	Total
Managed Income Fund	$452,988	$—	$—	$452,988
Tactical Fixed Income Fund	2,939,319	—	—	2,939,319

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$227,593	$—	$—	$(3,923,776)	$—	$62,929	$(3,633,254)
Tactical Fixed Income Fund	477,139	—	—	(112,120,966)	—	2,568,059	(109,075,768)
Enhanced Equity Income Fund	—	—	(286,307)	—	—	(181,694)	(468,001)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Managed Income Fund	$1,888,878	$2,034,898	$3,923,776	$233,004
Tactical Fixed Income Fund	112,120,966	—	112,120,966	453,301
Enhanced Equity Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on the book/tax basis treatment of non-deductible expenses, and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2024, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Managed Income Fund	$—	$—
Tactical Fixed Income Fund	—	—
Enhanced Equity Income Fund	(25,603)	25,603

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company, the Managed Income Fund and the Fixed Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short -term instruments such as money market funds in accordance with the Managed Income Fund’s and the Fixed Income Fund’s security lending procedures. The Managed Income Fund and the Fixed Income Fund continue to receive interest or dividends on the securities loaned. The Managed Income Fund and the Fixed Income Fund have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Managed Income Fund and the Fixed Income Fund could experience delays or losses on recovery. Additionally, the Managed Income Fund and the Fixed Income Fund are

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

subject to the risk of loss from investments made with the cash received as collateral. The Managed Income Fund and the Fixed Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Fixed Income Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
State Street Institutional U.S. Government Money Market Fund – Premier Class	$11,770,000	$—	$—	$—	$11,770,000

At December 31, 2024, the Fixed Income Fund had loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional U.S. Government Money Market Fund – Premier Class as shown in the Schedule of Investments. The Fixed Income Fund receives compensation relating to the lending of the Fixed Income Fund’s securities as reflected in the Statement of Operations. The fair value of the securities loaned for the Fixed Income Fund totaled $11,532,776 as of December 31, 2024. The securities loaned are noted on the Fixed Income Fund Schedule of Investments. The fair value of the “Collateral For Securities Loaned” on the Fixed Income Fund Schedule of Investments includes only cash collateral received and reinvested that totaled $11,770,000 for the Fund as of December 31, 2024.

The amount of Collateral for Securities Loaned is offset by a liability recorded as “Securities Lending Collateral Payable” as shown on the Statement of Assets and Liabilities as of December 31, 2024.

		Gross		Net Amounts
		Amounts of		Presented in the	Financial	Cash
		Recognized		Statement of	Instruments	Collateral		Net Amount of
Description of Liability	Counterparty	Liabilities		Assets & Liabilities	Pledged	Received		Assets & Liabilities
Securities lending collateral	Securities Finance Trust Co.	$11,770,000	(1)	$11,770,000	$—	$11,770,000	(2)	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and does not include excess collateral received to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

8.	LINE OF CREDIT

The Managed Income Fund and the Fixed Income Fund have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount the Managed Income Fund is allowed to borrow under its agreement is the lesser of $1,500,000 or 20% of the gross market value of the Managed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Managed Income Fund. The maximum amount the Fixed Income Fund is allowed to borrow under its agreement is the lesser of $13,000,000, or 20% of the gross market value of the Fixed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fixed Income Fund. Borrowings under each agreement bear interest at the Prime Rate of 7.5% as of December 31, 2024, per annum, on the principal balance outstanding. The maturity date of the line of credit for Managed Income Fund and Fixed Income Fund is June 25, 2025 and July 28,2025, respectively. During the year ended December 31, 2024, the Managed Income Fund and Fixed Income Fund did not draw upon or access the line of credit. As a result, average borrowings and the average interest rate on the line during the year ended December 31, 2024, were $0 and 0%, respectively, for both the Managed Income Fund and the Fixed Income Fund.

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (the “HYLB ETF”). The HYLB ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index; a rules-based, market value weighted index

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

engineered to mirror the performance of high-yield-rated corporate bonds issued in U.S. dollars. The Fixed Income Fund may redeem its investment from the HYLB ETF at any time if the Advisor determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYLB ETF. The financial statements of the HYLB ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fixed Income Fund’s financial statements. As of December 31, 2024, the percentage of the Fixed Income Fund’s net assets invested in the HYLB ETF was 69.4%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31 2024, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Pershing LLC	Managed Income Fund	43.1%
Charles Schwab	Managed Income Fund	26.9%
Pershing LLC	Fixed Income Fund	40.3%
Charles Schwab	Enhanced Equity Income Fund	73.8%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Board of Trustees of Northern Lights Fund Trust and the Shareholders of BTS Managed Income Fund, BTS Tactical Fixed Income Fund, and BTS Enhanced Equity Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BTS Managed Income Fund, BTS Tactical Fixed Income Fund, and BTS Enhanced Equity Income Fund (collectively, the “Funds”), each a separate series of Northern Lights Fund Trust, including the schedule of investments, as of December 31, 2024, the related statements of operations and changes in net assets for each of the years/periods presented below and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the years/periods presented below.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations and the changes in net assets for each of the years/period presented below, and the financial highlights for each of the years/periods presented below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
BTS Managed Income Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
BTS Tactical Fixed Income Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
BTS Enhanced Equity Income Fund	For the period June 28, 2024 (commencement of operations) through December 31, 2024	For the period June 28, 2024 (commencement of operations) through December 31, 2024	For the period June 28, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more BTS Asset Management, Inc. advised investment companies since 2018.

Denver, Colorado

February 28, 2025

BTS Funds

Additional Information (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

BTS Asset Management, Inc. Adviser to BTS Tactical Fixed Income Fund (“BTS Tactical”) and BTS Managed Income Fund “(BTS Managed”) *

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between BTS Asset Management, Inc. (“BTS” or the “Adviser”) and the Trust, with respect to BTS Tactical and BTS Managed (collectively the “BTS Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Advisory Agreements.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

Nature, Extent, and Quality of Services. The Trustees noted that BTS was founded in 1979, directly managed approximately $208 million in assets, with another $277 million in assets under advisement, and offered tactically managed investment strategies to individuals and investment companies. The Trustees reviewed the background information of the key investment personnel responsible for servicing the BTS Funds, considering their education and financial industry experience, and noting the longevity of BTS and the extended tenure of its personnel. The Trustees noted that BTS used proprietary quantitative models based on price data and momentum indicators to direct the firm’s investment decisions, including which sectors to invest in, which securities to hold, and when to take defensive possessions. The Trustees further noted that BTS’ investment committee regularly reviewed the firm’s models and made updates to the extent necessary. The Trustees agreed that BTS’ active trading style was supported by its technical models and that BTS dedicated resources to monitor and improve such models. The Trustees concluded that they expected BTS to continue providing quality service to the BTS Funds for the benefit of their respective shareholders.

Performance.

BTS Managed. The Trustees noted that BTS Managed returns were below the peer group and category median over the prior one-year, three-year, five-year, and since-inception periods but within the category and peer group range over the prior one-year, three-year, and five-year periods. The Trustees further noted that BTS Managed returns were slightly below the benchmark over the prior one-year period and above the benchmark over the prior three-year and five-year periods. The Trustees acknowledged the Adviser’s representation that it had adapted the Fund’s strategy to be more active in making investment allocations, which was reflected in the Fund’s competitive performance relative

BTS Funds

Additional Information (Unaudited)(Continued)

December 31, 2024

to the benchmark on a one-, three-, and five-year basis. The Trustees agreed that the Fund’s performance was satisfactory.

BTS Tactical. The Trustees observed that BTS Tactical returns were below each of the Fund’s benchmark, peer group median, and category median over the prior one-year, three-year, five-year, and since inception periods. The Trustees acknowledged, however, that BTS Tactical returns were well within the peer group range over the prior one-year and three-year periods. The Trustees noted that the Adviser had adopted a more aggressive investment strategy to compensate for the Fund’s underperformance relative to the benchmark, peer group, and category and observed that the Adviser has represented that the Fund’s year-to-date returns were above the benchmark, agreeing that the Fund’s recent performance reflected a successful adaptation to the Fund’s strategy. The Trustees agreed that the Fund’s performance was not unreasonable.

Fees and Expenses.

BTS Managed. The Trustees noted that BTS charged BTS Managed an annual advisory fee on 0.65%, which was below both the category and peer group median. The Trustees further noted that BTS Managed had a net expense ratio of 1.50%, which was above the category and peer group median but well within the category and peer group range. The Trustees acknowledged that there was an expense limitation agreement in pace with respect to BTS Managed and the Adviser’s expectation that the Fund’s net expenses would become more competitive relative to the peer group and category to the extent that the Fund’s assets grew. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

BTS Tactical. The Trustees observed that BTS charged BTS Tactical an annual advisory fee of 1.00%, which was above the category median and equal to the peer group median. The Trustees further observed that BTS Tactical had a net expense ratio of 1.62%, which was above both the category and peer group medians but within the range for both the category and the peer group. The Trustees acknowledged that there was an expense limitation agreement in place with respect to BTS Tactical, and that the fees and expenses of BTS Tactical were lower than an separately managed accounts also managed by BTS with a similar investment objective and strategy. The Trustees further acknowledged BTS’ representation that the Fund’s fees and expenses were reasonable because of the time and resources devoted to developing the quantitative model underlying the Fund’s strategy and the regular involvement of highly experienced senior personnel. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether BTS had achieved economies of scale in connection with the advisory services provided to each BTS Fund. The Trustees acknowledged that, with respect to each BTS Fund, there was an expense limitation agreement in place with respect to such BTS Fund and that BTS had indicated its willingness to implement a breakpoint when such BTS Fund’s assets reached $1 billion. The Trustees also noted that each BTS Fund had declined in assets since the advisory contract was last renewed. The Trustees agreed that economies of scale had not yet been achieved, and that the absence of breakpoints was currently appropriate.

Profitability. The Trustees considered whether the advisory relationship between BTS and each of the BTS Funds was excessively profitable. Upon review of the profitability analyses provided by BTS, the Trustees observed that BTS incurred a loss from its advisory relationship with BTS Managed and concluded that such relationship was not excessively profitable.

The Trustees further observed that BTS realized a profit with respect to BTS Tactical and considered the reasonableness of such profit in terms of absolute dollars and as a percentage of revenue. The Trustees acknowledged BTS’s representation that such profit was reasonable in light of BTS’s historical ability to tactically manage assets using a base model that is monitored, optimized, and modified to meet the objectives of the Fund’s portfolio and because of the time spent in the daily monitoring of the portfolio. The Trustees agreed that BTS’s advisory relationship with BTS Tactical was not excessively profitable.

BTS Funds

Additional Information (Unaudited)(Continued)

December 31, 2024

Conclusion. Having requested and received such information from BTS as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between the Trust and BTS, on behalf of BTS Managed and BTS Tactical, was in the best interests of each of the BTS Funds and their shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the BTS Funds.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

55 Old Bedford Road, Suite 203

Lincoln, MA 01773

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/07/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	03/07/25